CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES

17. CONTINGENT LIABILITIES

There are no environmental liabilities associated with the Selebi Assets and the Selkirk Assets as at the acquisition dates as all liabilities prior to the acquisitions are the responsibility of the sellers, BCL and TNMC, respectively. The Company has an obligation for the rehabilitation costs arising subsequent to the acquisitions. As of December 31, 2022, management is not aware of or anticipating any contingent liabilities that could impact the financial position or performance of the Company related to its exploration and evaluation assets.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

The Company’s exploration and evaluation assets are affected by the laws and environmental regulations that exist in the various jurisdictions in which the Company operates. It is not possible to estimate the future contingent liabilities and the impact on the Company’s operating results due to future changes in Company’s development of its projects or future changes in such laws and environmental regulations.